Financial risk management and financial instruments - Capital Allocation (Details)	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Capital allocation
Targeted gearing ratio, temporary maximum until 2019	44.00%
Actual gearing level	43.20%	26.70%	(14.60%)
Minimum
Capital allocation
Targeted gearing ratio	20.00%
Maximum
Capital allocation
Targeted gearing ratio	40.00%